Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Advances to suppliers and contractors (Note 25)	₱ 41,798	₱ 17,703
Prepaid taxes	13,905	11,466
Prepaid fees and licenses	1,335	915
Prepaid repairs and maintenance	458	204
Prepaid rent	417	672
Prepaid benefit costs (Note 26)	342	393
Prepaid insurance (Note 25)	142	63
Prepaid selling and promotions	24	6
Other prepayments	1,810	296
Prepayments	60,231	31,718
Less current portion of prepayments	11,298	8,380
Noncurrent portion of prepayments	₱ 48,933	₱ 23,338